PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

        Property, plant and equipment, net consist of the following:

	At December 31, 2014	At December 31, 2015
	$	$
Buildings	182,889	166,030
Leasehold improvements	6,849	7,755
Machinery	459,272	459,471
Furniture, fixtures and equipment	36,526	39,413
Motor vehicles	3,365	3,907

	688,901	676,576
Accumulated depreciation	(348,143)	(391,635)
Impairment	(1,605)	(8,470)

	339,153	276,471
Construction in process	33,328	54,581

Property, plant and equipment, net	372,481	331,052

        Depreciation expense of property, plant and equipment was $79,726, $79,895 and $80,642 for the years ended December 31, 2013, 2014 and 2015, respectively. Construction in process primarily represents production facilities under construction and the machinery under installation.